REVENUE	12 Months Ended
Dec. 31, 2021
REVENUE
REVENUE

5.    REVENUE

Disaggregation of Revenue

The following table disaggregates revenue by service type and the timing of when these services are provided to the member or customer (in thousands):

	Year Ended December 31,
	2021	2020	2019
Services transferred at a point in time:
Flights, net of discounts and fees	$873,724	$495,419	$334,263
Aircraft management	215,368	124,881	—
Other	20,910	9,392	4,781

Services transferred over time:
Memberships	69,592	54,622	45,868
Aircraft management	9,897	7,848	—
Other	4,768	2,819	—
Total	$1,194,259	$694,981	$384,912

Performance Obligations

A performance obligation is a promise in a contract to transfer a distinct service to the customer and is the basis of revenue recognition. To determine the proper revenue recognition method for contracts, we used judgment to evaluate whether two or more contracts should be combined and accounted for as a portfolio and whether the combined or single contract should be accounted for as more than one performance obligation. There are some contracts which have additional performance obligations that require reallocation of the transaction price. The amount of reallocations was not material for the years ended December 31, 2021, 2020 and 2019.

Transaction Price

The transaction prices for each of our primary revenue streams are as follows:

●	Flights — The fixed quoted amount including any flight credits.
●	Memberships — The initiation fee, less any flight credits, when signing up and annual dues for all years thereafter.
●	Aircraft management — The fixed monthly fee to manage the aircraft over the contractual term plus the recovery of owner-incurred expenses and recharge costs that are based on the expenses we incur to operate and maintain the aircraft; and,
●	Other (FBO and MRO) — Time and materials incurred for the work performed or services rendered.

If there is a group of performance obligations bundled in a contract, the transaction price is allocated based upon the relative standalone selling prices of the promised services underlying each performance obligation.

Payment Terms

Under standard payment terms, the member or customer agrees to pay the full stated price in the contract and financing of the transaction is not provided. Revenue in the consolidated statements of operations is presented net of discounts and incentives of $17.0 million, $9.5 million and $11.3 million, for the years ended December 31, 2021, 2020 and 2019, respectively. We generally do not issue refunds for flights unless there is a failure to meet a service obligation with respect to such flight. Refunded amounts for initiation fees and annual dues are granted to some customers that no longer wish to remain members following their first flight and were not material for the years ended December 31, 2021, 2020 and 2019.

Contract Balances

Receivables from member and customer contracts are included within accounts receivable, net on the consolidated balance sheets. As of December 31, 2021 and December 31, 2020, gross receivables from members and customers were $71.8 million and $38.6 million, respectively. As of December 31, 2021 and December 31, 2020, undeposited funds, included within accounts receivable, net, were $13.5 million and $14.1 million, respectively. As of December 31, 2021 and December 31, 2020, the allowance for expected credit losses was $5.9 million and $2.3 million, respectively.

Contract liabilities represent obligations to transfer services to a member or customer for which we have already received consideration. Purchases of flights, Prepaid Blocks, jet card deposits, initiation fees including flight credits and annual dues payments are received up front in advance of performance under the contract and initially deferred as a liability. Prepaid flights, Prepaid Blocks and flight credits are recognized as revenue and the deferred revenue liability is reduced at the point in time a flight segment is taken. The initiation fee is recognized upon acquisition of the contract on a straight-line basis over the estimated customer relationship period, which approximates three years. The initial annual dues are recognized upon acquisition of the contract on a straight-line basis for a specified length of time, usually 12 months. Any subsequent recurring contract renewals are recognized on a straight-line basis over an estimated period of 12 months from the date the contract is renewed.

The balance classified as current deferred revenue includes prepaid flights and flight credits, annual dues and initiation fees. Prepaid flights and flight credits are redeemable for flights at any time. The balance classified as non-current deferred revenue includes the portion of initiation fees that are estimated to be satisfied in service periods beyond 12 months following the balance sheet date.

Deferred revenue consists of the following (in thousands):

	December 31, 2021	December 31, 2020
Flights - Prepaid Blocks and jet cards	$876,750	$609,490
Memberships - annual dues	47,069	32,016
Memberships - initiation fees	4,072	3,870
Flights - credits	6,633	7,291
Other	960	411
Deferred revenue - total	935,484	653,078

Less: Deferred revenue - current	(933,527)	(651,096)
Deferred revenue - non-current	$1,957	$1,982

Changes in deferred revenue for the year ended December 31, 2021 were as follows (in thousands):

Deferred revenue - beginning balance	$653,078
Amounts deferred during the period	1,242,645
Revenue recognized from amounts included in the deferred revenue beginning balance	(457,202)
Revenue from current period sales	(503,037)
Deferred revenue - ending balance	$935,484

Revenue expected to be recognized in future periods for performance obligations that are unsatisfied, or partially unsatisfied, as of December 31, 2021 approximates $647.6 million, $144.0 million and $143.9 million for 2022, 2023 and 2024, respectively.

Costs to Obtain Contract

Commissions are granted to certain employees and consultants separately for the initial sales of memberships, additional subsequent contract renewals, flights or when a member purchases Prepaid Blocks on their account. Commissions are also granted for the execution of aircraft management agreements, additional subsequent contract renewals and performance over the contractual term. In addition, members are eligible to receive a credit if they refer a new customer who signs up for a membership in the Wheels Up program. The cost of commissions and referral fees are capitalized as an asset on the consolidated balance sheets as these are incremental amounts directly related to attaining a contract with a member. Capitalized costs related to sales commissions and referral fees were $13.2 million, $6.3 million and $9.4 million for the years ended December 31, 2021, 2020 and 2019, respectively. As of December 31, 2021 and December 31, 2020, capitalized sales commissions and referral fees of $8.6 million and $5.0 million, respectively, are in prepaid expenses and other current assets and $1.4 million and $0.8 million, respectively, are in other non-current assets on the consolidated balance sheets.

Amounts capitalized for certain costs incurred to obtain a contract are periodically reviewed for impairment and amortized on a straight-line basis concurrently over the same period of benefit in which the associated contract revenue is recognized. Amortization expense related to capitalized sales commissions and referral fees included in sales and marketing expense in the consolidated statements of operations was $9.1 million, $7.4 million and $7.0 million for the years ended December 31, 2021, 2020 and 2019, respectively.